Business and Organization - Additional information (Detail)	Sep. 04, 2026 USD ($) shares $ / shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,488,103
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 0.0001
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings	505,098
Merger Common Stock Exhange Ratio	0.6314
Stock Issued During Period, Value, Acquisitions | $	$ 5,488,736
The Initial Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance of Private Placement | $	$ 25,000,000
Series Seed 1 Convertible Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Preferred Stock, Shares Outstanding	3,876,721
Series Seed 2 Convertible Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Preferred Stock, Shares Outstanding	64,065
Private Placement [Member] | The Initial Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares, Issued	910,265
Shares Issued, Price Per Share | $ / shares	$ 27.5